BANK BORROWINGS (Schedule of Bank Borrowings) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
BANK BORROWINGS [Abstract]
Short-term bank borrowings	$ 304,827,038	$ 463,554,185
Current portion of long-term debt	35,427,888	48,865,064
Long-term bank borrowings	265,975,939	122,859,120
Total	$ 606,230,865	$ 635,278,369